Equity Method Investments - Summary of Share of Post-Tax Earnings in its YPL Investment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Loss from forward contract		$ (2)	$ (132)
YPL (formerly RHL) [member]
Disclosure of associates [line items]
(Decrease) increase in LSEG share price		(86)	785
Foreign exchange (losses) gains on LSEG shares		(3)	251
Dividend income		6	58
Loss from forward contract		0	(77)
Gain (loss) from call options		22	(15)
Historical excluded equity adjustment	[1]	129	97
YPL - Share of post-tax earnings in equity method investments		$ 68	$ 1,099

[1]	Represents income from the recognition of the remaining cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.